Financial Information as per operating segments (Details 9) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Assets	$ 3,989,716,990	$ 3,423,946,280
Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Assets	2,940,871,838	2,847,015,037
Country Of Argentina [Member]
IfrsStatementLineItems [Line Items]
Assets	900,201,584	465,498,008
Country Of Uruguay [Member]
IfrsStatementLineItems [Line Items]
Assets	41,006,180	35,961,224
Country Of Paraguay [Member]
IfrsStatementLineItems [Line Items]
Assets	56,257,348	32,405,738
Country Of Bolivia [Member]
IfrsStatementLineItems [Line Items]
Assets	47,985,109	40,639,592
Others [Member]
IfrsStatementLineItems [Line Items]
Assets	$ 3,394,931	$ 2,426,681